Future Minimum Lease Payments Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Year ending December 31, 2012	$ 47,903
Year ending December 31, 2013	29,292
Year ending December 31, 2014	25,526
Year ending December 31, 2015	12,487
Total minimum lease payments	115,208
Less: Amounts representing interest (at interest rate of 6.98%)	(12,106)
Present value of minimum payments	103,102
Current portion	(41,738)	(36,339)
Non-current portion	$ 61,364	$ 15,938